Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net income / (loss)	$ 680,530	$ 9,660	$ (16,201)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	8,575	(4,841)	0
Less:
Reclassification adjustments of interest rate swap gain/(loss)	2,351	848	0
Other comprehensive income / (loss)	10,926	(3,993)	0
Total comprehensive income / (loss)	$ 691,456	$ 5,667	$ (16,201)